Net financial results (Tables)	12 Months Ended
Dec. 31, 2018
Net financial results
Schedule of net financial results

	2018	2017	2016
Financial income
Gains on financial investments	26,062	21,388	12,032
Interest on tax credits - Note 25	26,033	—	—
Other financial income	15,414	8,480	12,923
	67,509	29,868	24,955
Financial expenses
Interest on loans and financing	(77,647)	(56,434)	(36,059)
Interest on contractual liabilities	(7,294)	(8,184)	—
Monetary adjustment of provisions	(4,763)	(9,478)	(9,595)
Derivative financial instruments - Note 6 (iii)	(2,538)	—	—
Other financial expenses	(29,420)	(32,073)	(24,720)
	(121,662)	(106,169)	(70,374)

Foreign exchange losses, net (i)	(148,501)	(53,880)	124,500
Net financial results	(202,654)	(130,181)	79,081

(i)

Foreign exchange losses, net is mainly related to the gain or loss effect of intercompany transactions denominated in a currency other than the functional currency of the parties involved in the transaction, which is not eliminated during the consolidation process, even though the intercompany balances are eliminated.